Fair Value Measurement	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Fair Value Disclosures [Abstract]
Fair Value Measurement
3. Fair Value Measurement
Apexigen records financial assets and liabilities at fair value. The accounting guidance for fair value provides a framework for measuring fair value, clarifies the definition of fair value and expands disclosures about fair value measurements. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (an exit price) in an orderly transaction between market participants at the reporting date. Apexigen categorizes assets and liabilities recorded at fair value in the financial statements based upon the level of judgment associated with the inputs used to measure their fair value. Hierarchical levels are directly related to the amount of subjectivity with the inputs to the valuation of these assets or liabilities as follows:
Level
 1
– Quoted prices in active markets for identical assets or liabilities.
Level
 2
– Observable inputs other than Level 1 prices such as quoted prices for similar assets or liabilities; quoted prices for identical or similar assets or liabilities in markets that are not active; or other inputs that are observable or can be corroborated by observable market data for substantially the full term of the assets or liabilities.
Level
 3
– Unobservable inputs that are supported by little or no market activity and that are significant to the fair value of the assets or liabilities.
As of June 30, 2022, Apexigen’s cash equivalents consist of money market funds less than a three-month maturity. Its short-term investments consisting of U.S. treasury securities and government debt securities are also recorded as available-for-sale
securities. Money market funds and U.S. treasury securities are classified as Level 1 because they are valued using quoted market prices. Government debt securities are classified as Level 2 because their value is based on valuations using significant inputs derived from or corroborated by observable market data.
In certain cases where there is limited activity or less transparency around the inputs to valuation, Apexigen classifies securities as Level 3. Level 3 liabilities consist of the preferred stock warrant liability.
The following tables set forth Apexigen’s financial instruments that Apexigen measured at fair value on a recurring basis by level within the fair value hierarchy (in thousands):

	December 31, 2021
	Level 1	Level 2	Level 3	Total
Financial assets:
Money market funds	$18,526	$—	$—	$18,526
Commercial paper	—	5,498	—	5,498
Corporate debt securities	—	4,512	—	4,512
Government debt securities	—	1,503	—	1,503
Asset backed securities	—	1,404	—	1,404

Total	$18,526	$12,917	$—	$31,443

Financial liability:
Preferred stock warrant liability	$—	$—	$2	$2

Total	$—	$—	$2	$2

	June 30, 2022
	Level 1	Level 2	Level 3	Total
Financial assets:
Money market funds	$10,538	$—	$—	$10,538
U.S. treasury securities	5,991	—	—	5,991
Government debt securities	—	3,990	—	3,990

Total	$16,529	$3,990	$—	$20,519

Financial liability:
Preferred stock warrant liability	$—	$—	$2	$2

Total	$—	$—	$2	$2

The only financial liability measured at fair value on a recurring basis is the preferred stock warrant liability, a level 3 instrument, with a fair value of $2,000 as of December 31, 2021 and June 30, 2022. Apexigen estimates the fair value of the preferred stock warrant liability using the Black-Scholes option-pricing model, which requires inputs such as the expected volatility based on comparable public companies, the estimated fair value of the preferred stock, and the estimated time to liquidity.
The following tables summarize the estimated fair value of Apexigen’s marketable securities and the gross unrealized holding gains and losses (in thousands):

	December 31, 2021
	Amortized Cost	Unrealized		Estimated Fair Value
		Gains	Losses
Cash and cash equivalents:
Cash	$4,917	$—	$—	$4,917
Money market funds	18,526	—	—	18,526

Total cash and cash equivalents	$23,443	$—	$—	$23,443

Marketable securities:
Commercial paper	$5,498	$—	$—	$5,498
Corporate debt securities	4,515	—	(3)	4,512
Government debt securities	1,503	—	—	1,503
Asset backed securities	1,405	—	(1)	1,404

Total marketable securities	$12,921	$—	$(4)	$12,917

	June 30, 2022
	Amortized Cost	Unrealized		Estimated Fair Value
		Gains	Losses
Cash and cash equivalents:
Cash	$1,106	$—	$—	$1,106
Money market funds	10,538	—	—	10,538

Total cash and cash equivalents	$11,644	$—	$—	$11,644

Marketable securities:
U.S. treasury securities	$5,995	$—	$(4)	$5,991
Government debt securities	4,003	—	(13)	3,990

Total marketable securities	$9,998	$—	$(17)	$9,981

3. Fair Value Measurement
Apexigen records financial assets and liabilities at fair value. The accounting guidance for fair value provides a framework for measuring fair value, clarifies the definition of fair value and expands disclosures about fair value measurements. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (an exit price) in an orderly transaction between market participants at the reporting date. Apexigen categorizes assets and liabilities recorded at fair value in the financial statements based upon the level of judgment associated with the inputs used to measure their fair value. Hierarchical levels are directly related to the amount of subjectivity with the inputs to the valuation of these assets or liabilities as follows:
Level
 1
– Quoted prices in active markets for identical assets or liabilities.
Level
 2
– Observable inputs other than Level 1 prices such as quoted prices for similar assets or liabilities; quoted prices for identical or similar assets or liabilities in markets that are not active; or other inputs that are observable or can be corroborated by observable market data for substantially the full term of the assets or liabilities.
Level
 3
– Unobservable inputs that are supported by little or no market activity and that are significant to the fair value of the assets or liabilities.
Apexigen’s cash equivalents consisting of money market funds and U.S. treasury securities are classified as Level 1 because they are valued using quoted market prices. Apexigen’s short-term investments, consisting of government debt securities, corporate debt securities, commercial paper, and asset backed securities, recorded as available-for-sale
securities, are classified as Level 2 because their value is based on valuations using significant inputs derived from or corroborated by observable market data.
In certain cases where there is limited activity or less transparency around the inputs to valuation, Apexigen classifies securities as Level 3. Level 3 liabilities consist of the preferred stock warrant liability.
The following tables set forth Apexigen’s financial instruments that Apexigen measured at fair value on a recurring basis by level within the fair value hierarchy (in thousands):

	December 31, 2020
	Level 1	Level 2	Level 3	Total
Financial assets:
Money market funds	$18,201	$—	$—	$18,201
U.S. treasury securities	2,500	—	—	2,500
Commercial paper	—	21,881	—	21,881
Corporate debt securities	—	7,494	—	7,494
Asset backed securities	—	3,307	—	3,307

Total	$20,701	$32,682	$—	$53,383

Financial liability:
Preferred stock warrant liability	$—	$—	$2	$2

Total	$—	$—	$2	$2

	December 31, 2021
	Level 1	Level 2	Level 3	Total
Financial assets:
Money market funds	$18,526	$—	$—	$18,526
Commercial paper	—	5,498	—	5,498
Corporate debt securities	—	4,512	—	4,512
Government debt securities	—	1,503	—	1,503
Asset backed securities	—	1,404	—	1,404

Total	$18,526	$12,917	$—	$31,443

Financial liability:
Preferred stock warrant liability	$—	$—	$2	$2

Total	$—	$—	$2	$2

The only financial liability measured at fair value on a recurring basis is the preferred stock warrant liability, a level 3 instrument, with a fair value of $2,000 as of December 31, 2020 and 2021. Apexigen estimates the fair value of the preferred stock warrant liability using the Black-Scholes option-pricing model, which requires inputs such as the expected volatility based on comparable public companies, the estimated fair value of the preferred stock, and the estimated time to liquidity.

The following tables summarize the estimated fair value of Apexigen’s marketable securities and the gross unrealized holding gains and losses (in thousands):

	December 31, 2020
	Amortized Cost	Unrealized		Estimated Fair Value
		Gains	Losses
Cash and cash equivalents:
Cash	$7,083	$—	$—	$7,083
Money market funds	18,201	—	—	18,201

Total cash and cash equivalents	$25,284	$—	$—	$25,284

Marketable securities:
U.S. treasury securities	$2,499	$1	$—	$2,500
Commercial paper	21,881	—	—	21,881
Corporate debt securities	7,492	2	—	7,494
Asset backed securities	3,307	—	—	3,307

Total marketable securities	$35,179	$3	$—	$35,182

	December 31, 2021
	Amortized Cost	Unrealized		Estimated Fair Value
		Gains	Losses
Cash and cash equivalents:
Cash	$4,917	$—	$—	$4,917
Money market funds	18,526	—	—	18,526

Total cash and cash equivalents	$23,443	$—	$—	$23,443

Marketable securities:
Commercial paper	$5,498	$—	$—	$5,498
Corporate debt securities	4,515	—	(3)	4,512
Government debt securities	1,503	—	—	1,503
Asset backed securities	1,405	—	(1)	1,404

Total marketable securities	$12,921	$—	$(4)	$12,917